CONVERTIBLE NOTES - Schedule of Convertible Notes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal Balance, beginning	$ 14,892,899	$ 10,400,000	$ 10,750,000
New Notes		15,000,000	0
Notes assigned or exchanged		0	0
Notes converted	(7,274,540)	(10,507,101)	(350,000)
Principal Balance, ending	7,618,359	14,892,899	10,400,000
Less: Discount Balance	(2,011,892)	(9,624,500)	(2,323,153)
Promissory Notes, net of discount		5,268,399	8,076,847
Notes converted	7,274,540	10,507,101	350,000
Principal Balance, ending	7,618,359	14,892,899	10,400,000
Net Principal Balance	5,606,467
B D 1 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning		9,900,000	10,500,000
New Notes			0
Notes assigned or exchanged			(600,000)
Notes converted			0
Principal Balance, ending			9,900,000
Less: Discount Balance			(2,210,182)
Promissory Notes, net of discount			7,689,818
Notes converted			(0)
Principal Balance, ending			9,900,000
Crowdex Convertible Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning		0	250,000
New Notes			0
Notes assigned or exchanged			0
Notes converted			(250,000)
Principal Balance, ending			0
Less: Discount Balance			0
Promissory Notes, net of discount			0
Notes converted			250,000
Principal Balance, ending			0
Nanyang Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	0	500,000	0
New Notes		0	0
Notes assigned or exchanged		1,000,000	600,000
Notes converted		(1,500,000)	(100,000)
Principal Balance, ending		0	500,000
Less: Discount Balance		0	(112,971)
Promissory Notes, net of discount		0	387,029
Notes converted		1,500,000	100,000
Principal Balance, ending		0	500,000
Fleur Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	0	0
New Notes		0
Notes assigned or exchanged		1,000,000
Notes converted		(1,000,000)
Principal Balance, ending		0	0
Less: Discount Balance		0
Promissory Notes, net of discount		0
Notes converted		1,000,000
Principal Balance, ending		0	0
Sabby Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,392,899	0
New Notes		7,500,000
Notes assigned or exchanged		0
Notes converted		(107,101)
Principal Balance, ending		7,392,899	0
Less: Discount Balance		(4,777,643)
Promissory Notes, net of discount		2,615,256
Notes converted		107,101
Principal Balance, ending		7,392,899	0
L 1 Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,500,000	0
New Notes		7,500,000
Notes assigned or exchanged		0
Notes converted		0
Principal Balance, ending		7,500,000	0
Less: Discount Balance		(4,846,857)
Promissory Notes, net of discount		2,653,143
Notes converted		0
Principal Balance, ending		7,500,000	$ 0
Sabby Volatility Warrant Master Fund L T D [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,392,899
Notes converted	(4,431,207)
Principal Balance, ending	2,961,692	7,392,899
Less: Discount Balance	(782,138)
Notes converted	4,431,207
Principal Balance, ending	2,961,692	7,392,899
Net Principal Balance	2,179,554
L 1 Capital Global Opportunities Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,500,000
Notes converted	(2,843,333)
Principal Balance, ending	4,656,667	7,500,000
Less: Discount Balance	(1,229,754)
Notes converted	2,843,333
Principal Balance, ending	4,656,667	$ 7,500,000
Net Principal Balance	$ 3,426,913